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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)

CORPORATE BONDS - 64.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary – 16.7%
Gannet Co., Inc.	10.000%	04/01/16	$2,156,000	$2,220,680
Hanesbrands, Inc.	6.375%	12/15/20	2,230,000	2,310,837
Hyatt Hotels Corp.	3.875%	08/15/16	1,700,000	1,731,654
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,289,666
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,330,731
Whirlpool Corp.	1.650%	11/01/17	2,400,000	2,402,861
				13,286,429
Consumer Staples - 6.2%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	2,170,000	2,422,848
Kroger Co. (The)	2.200%	01/15/17	2,500,000	2,538,835
				4,961,683
Energy - 7.7%
Boardwalk Pipelines, LLC	5.875%	11/15/16	1,500,000	1,545,144
Boardwalk Pipelines, LLC	5.500%	02/01/17	500,000	511,970
Consol Energy, Inc.	5.875%	04/15/22	2,600,000	1,644,500
Transocean, Inc.	5.550%	12/15/16	2,439,000	2,426,049
				6,127,663
Financials - 9.6%
American Financial Group, Inc.	9.875%	06/15/19	800,000	988,178
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,377,453
Genworth Holdings, Inc.	6.515%	05/22/18	1,397,000	1,437,164
Goldman Sachs Group, Inc. (a)	1.137%	12/15/17	820,000	820,257
Jefferies Group, LLC	3.875%	11/09/15	625,000	625,433
Zions Bancorp.	5.650%	11/15/23	2,300,000	2,383,375
				7,631,860
Health Care - 3.1%
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,429,239

Industrials - 4.1%
Caterpillar, Inc.	7.900%	12/15/18	708,000	837,887
United Rentals North America, Inc.	7.375%	05/15/20	2,290,000	2,430,262
				3,268,149
Information Technology - 5.9%
Avnet, Inc.	6.625%	09/15/16	632,000	659,240
FLIR Systems, Inc.	3.750%	09/01/16	1,700,000	1,731,884
Xerox Corp.	6.350%	05/15/18	2,110,000	2,292,574
				4,683,698

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 64.3% (continued)	Coupon	Maturity	Par Value	Value
Materials – 6.0%
Sherwin-Williams Co.	1.350%	12/15/17	$2,430,000	$2,417,539
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,332,375
				4,749,914
Telecommunication Services - 5.0%
America Movil SAB de CV	2.375%	09/08/16	2,400,000	2,421,278
AT&T, Inc.	2.400%	08/15/16	1,500,000	1,517,057
				3,938,335

Total Corporate Bonds (Cost $51,422,875)				$51,076,970

CONVERTIBLE CORPORATE BONDS - 22.4%	Coupon	Maturity	Par Value	Value
Energy - 5.0%
Chesapeake Energy Corp.	2.500%	05/15/37	$2,600,000	$2,223,000
Hornbeck Offshore Services, Inc.	1.500%	09/01/19	2,370,000	1,752,319
				3,975,319
Financials - 10.4%
Ares Capital Corp.	5.750%	02/01/16	2,278,000	2,292,237
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	2,045,000
RAIT Financial Trust	4.000%	10/01/33	2,166,000	1,814,025
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,141,344
				8,292,606
Industrial - 0.7%
Horsehead Holding Corp.	3.800%	07/01/17	1,375,000	532,812

Information Technology - 3.2%
Bridgeline Digital, Inc. (b)(c)	10.000%	09/30/16	1,000,000	765,500
Intel Corp.	2.950%	12/15/35	1,400,000	1,779,750
				2,545,250
Materials - 3.1%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,421,844

Total Convertible Corporate Bonds (Cost $19,630,544)				$17,767,831

BANK DEBT - 0.8%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	4.194%	11/02/15	$101,124	$101,124
NCP Finance Limited Partnership (a)(b)(c)	4.194%	11/06/15	202,247	202,247
NCP Finance Limited Partnership (a)(b)(c)	4.194%	11/16/15	202,247	202,247

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 0.8% (continued)	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	6.000%	09/30/16	$161,798	$161,798
Total Bank Debt (Cost $667,416)				$667,416

CONVERTIBLE PREFERRED STOCKS – 0.0%	Shares	Value
DecisionPoint Systems, Inc., 8.00%, Series D (b)(c)	84,532	$0
DecisionPoint Systems, Inc., 10.00%, Series E (b)(c)	33,717	0
Total Preferred Stocks (Cost $1,168,602)		$0

WARRANTS - 4.4%	Shares	Value
Capital One Financial Corp., $42.09, expires 11/14/18 (d)	13,200	$489,192
First Financial Bancorp, $12.202, expires 12/23/18 (d)	67,850	509,553
Hartford Financial Services Group, Inc., $9.297, expires 06/26/19 (d)	45,200	1,753,760
Lincoln National Corp., $10.31, expires 07/10/19 (d)	16,260	753,001
Total Warrants (Cost $1,659,481)		$3,505,506

MONEY MARKET FUNDS - 6.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (e) (Cost $5,470,423)	5,470,423	$5,470,423

Total Investments at Value - 98.8% (Cost $80,019,341)		$78,488,146

Other Assets in Excess of Liabilities - 1.2%		933,259

Net Assets - 100.0%		$79,421,405

(a)	Variable rate security. The rate shown is the effective interest rate as of October 31, 2015.
(b)
Security value has been determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $1,432,916 at October 31, 2015, representing 1.8% of net assets (Note 1).

(c)	Illiquid security. Total fair value of illiquid securities held as of October 31, 2015 was $1,432,916, representing 1.8% of net assets.
(d)	Non-income producing security.
(e)	The rate shown is the 7-day effective yield as of October 31, 2015.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 4.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.875%	04/30/17	$2,200,000	$2,208,222
U.S. Treasury Notes	0.750%	06/30/17	2,200,000	2,203,236
U.S. Treasury Notes	0.875%	08/15/17	1,320,000	1,324,005
U.S. Treasury Notes	1.500%	08/31/18	2,190,000	2,219,885
Total U.S. Treasury Obligations (Cost $7,935,824)				$7,955,348

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank	5.000%	12/09/16	$500,000	$523,862

Federal National Mortgage Association - 2.1%
Federal National Mortgage Association	1.375%	11/15/16	2,200,000	2,219,919
Federal National Mortgage Association	1.250%	01/30/17	1,300,000	1,310,815
				3,530,734

Total U.S. Government Agency Obligations (Cost $4,055,320)				$4,054,596

CORPORATE BONDS - 82.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary – 15.5%
AutoZone, Inc.	6.950%	06/15/16	$3,748,000	$3,881,942
Gannet Co., Inc.	10.000%	04/01/16	2,810,000	2,894,300
Gannet Co., Inc.	5.125%	07/15/20	1,375,000	1,433,438
Hanesbrands, Inc.	6.375%	12/15/20	4,300,000	4,455,875
Hyatt Hotels Corp.	3.875%	08/15/16	1,597,000	1,626,736
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,351,988
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,661,463
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,829,559
				26,135,301
Consumer Staples - 11.1%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	3,756,000	4,193,649
General Mills, Inc.	1.400%	10/20/17	4,770,000	4,761,743
Kraft Foods Group, Inc.	2.250%	06/05/17	4,002,000	4,052,918
Kroger Co. (The)	2.200%	01/15/17	2,800,000	2,843,495
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,502,950
Safeway, Inc.	3.400%	12/01/16	271,000	269,645
				18,624,400

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.3% (continued)	Coupon	Maturity	Par Value	Value
Energy – 9.8%
Boardwalk Pipelines, LLC	5.875%	11/15/16	$2,300,000	$2,369,221
Boardwalk Pipelines, LLC	5.500%	02/01/17	1,500,000	1,535,908
Chesapeake Energy Corp.	6.500%	08/15/17	4,500,000	4,134,375
Consol Energy, Inc.	5.875%	04/15/22	5,400,000	3,415,500
Transocean, Inc.	5.550%	12/15/16	5,060,000	5,033,131
				16,488,135
Financials - 12.0%
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,485,972
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	558,966
CNA Financial Corp.	6.950%	01/15/18	50,000	54,901
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	307,021
Genworth Holdings, Inc.	6.515%	05/22/18	2,200,000	2,263,250
Goldman Sachs Group, Inc. (a)	1.137%	12/15/17	4,880,000	4,881,532
Hartford Financial Services Group, Inc.	6.300%	03/15/18	158,000	173,991
Jefferies Group LLC	3.875%	11/09/15	3,637,000	3,639,520
Reinsurance Group of America, Inc.	5.625%	03/15/17	287,000	301,399
Voya Holdings, Inc.	7.250%	08/15/23	25,000	30,946
Weyerhaeuser Co.	6.950%	08/01/17	1,659,000	1,792,618
Zions Bancorp.	5.650%	11/15/23	4,500,000	4,663,125
				20,153,241
Health Care - 7.3%
Actavis Funding SCS	1.850%	03/01/17	5,000,000	5,016,905
McKesson Corp.	0.950%	12/04/15	4,800,000	4,799,568
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,429,239
				12,245,712
Industrials - 5.2%
Caterpillar, Inc.	7.900%	12/15/18	3,276,000	3,877,002
United Rentals North America, Inc.	7.375%	05/15/20	4,520,000	4,796,850
				8,673,852
Information Technology - 9.7%
Avnet, Inc.	6.625%	09/15/16	4,761,000	4,966,209
Cisco Systems, Inc.	5.500%	02/22/16	4,000,000	4,062,732
FLIR Systems, Inc.	3.750%	09/01/16	2,472,000	2,518,362
Xerox Corp.	6.350%	05/15/18	4,337,000	4,712,272
				16,259,575
Materials – 5.1%
Sherwin-Williams Co.	1.350%	12/15/17	4,000,000	3,979,488
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,572,447
				8,551,935

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.3% (continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services – 6.6%
America Movil SAB de CV	2.375%	09/08/16	$5,000,000	$5,044,330
AT&T, Inc.	2.400%	08/15/16	3,500,000	3,539,798
Qwest Corp.	8.375%	05/01/16	2,450,000	2,528,719
				11,112,847
Utilities - 0.0% (b)
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	16,544

Total Corporate Bonds (Cost $139,772,466)				$138,261,542

CONVERTIBLE CORPORATE BONDS - 2.1%	Coupon	Maturity	Par Value	Value
Information Technology - 2.1%
Intel Corp. (Cost $3,331,649)	2.950%	12/15/35	$2,800,000	$3,559,500

BANK DEBT - 0.5%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c)(d)	4.194%	11/02/15	$123,596	$123,596
NCP Finance Limited Partnership (a)(c)(d)	4.194%	11/06/15	247,191	247,191
NCP Finance Limited Partnership (a)(c)(d)	4.194%	11/16/15	247,191	247,191
NCP Finance Limited Partnership (a)(c)(d)	6.000%	09/30/16	197,753	197,753
Total Bank Debt (Cost $815,731)				$815,731

PREFERRED STOCKS - 1.6%	Shares	Value
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)	135,000	$2,666,250

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (e) (Cost $8,717,491)	8,717,491	$8,717,491

Total Investments at Value - 98.8% (Cost $167,574,551)		$166,030,458

Other Assets in Excess of Liabilities - 1.2%		1,992,423

Net Assets - 100.0%		$168,022,881

(a)	Variable rate security. The rate shown is the effective interest rate as of October 31, 2015.
(b)	Percentage rounds to less than 0.1%.
(c)
Security value has been determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $815,731 at October 31, 2015, representing 0.5% of net assets (Note 1).

(d)	Illiquid security. Total fair value of illiquid securities held as of October 31, 2015 was $815,731, representing 0.5% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2015.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2015 (Unaudited)

1. Securities Valuation

Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) typically use a pricing service to determine the value of their fixed income securities. The pricing service will utilize electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Certain other fixed income securities, including convertible preferred stocks and bonds, and bank debt held by the Funds are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2015 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$51,076,970	$-	$51,076,970
Convertible Corporate Bonds	-	17,002,331	765,500	17,767,831
Bank Debt	-	-	667,416	667,416
Convertible Preferred Stocks	-	-	0	0
Warrants	3,505,506	-	-	3,505,506
Money Market Funds	5,470,423	-	-	5,470,423
Total	$8,975,929	$68,079,301	$1,432,916	$78,488,146

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$7,955,348	$-	$7,955,348
U.S. Government Agency Obligations	-	4,054,596	-	4,054,596
Corporate Bonds	-	138,261,542	-	138,261,542
Convertible Corporate Bonds	-	3,559,500	-	3,559,500
Bank Debt	-	-	815,731	815,731
Preferred Stocks	2,666,250	-	-	2,666,250
Money Market Funds	8,717,491	-	-	8,717,491
Total	$11,383,741	$153,830,986	$815,731	$166,030,458

As of October 31, 2015, the Funds did not have any transfers into and out of any Level. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended October 31, 2015.

Income and Appreciation Fund
Investments in Securities	Balance as of July 31, 2015	Sales Proceeds	Balance as of October 31, 2015	Net change in unrealized app/dep attributable to Level 3 investments held at October 31, 2015

Convertible Corporate Bonds	$1,000,000	$-	$765,500	$(234,500)

Bank Debt	950,562	(283,146)	667,416	-

Convertible Preferred Stocks	364,173	-	0	(364,173)

Total	$2,314,735	$(283,146)	$1,432,916	$(598,673)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Income Fund
Investments in Securities	Balance as of July 31, 2015	Sales Proceeds	Balance as of October 31, 2015	Net change in unrealized app/dep attributable to Level 3 investments held at October 31, 2015

Bank Debt	$1,161,798	$(346,067)	$815,731	$-

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

Income and Appreciation Fund
	Fair Value at October 31, 2015	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Convertible Corporate Bonds	$765,500	DCF Model	Discount Rate	40.03%	N/A
Bank Debt	$667,416	Price at Face Value, as Long as in Good Standing. Monthly Interest Rate Reset	Compliance with Covenants	N/A	N/A
Convertible Preferred Stocks	$0	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

Income Fund
	Fair Value at October 31, 2015	Valuation Technique	Unobservable Input	Range	Weighted Average of Unobservable Inputs
Bank Debt	$815,731	Price at Face Value, as Long as in Good Standing. Monthly Interest Rate Reset	Compliance with Covenants	N/A	N/A

[1]	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.

There were no derivative instruments held by the Funds during the period ended October 31, 2015.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of October 31, 2015:

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund

Tax cost of portfolio investments	$80,019,341	$167,574,551
Gross unrealized appreciation	$2,400,310	$693,368
Gross unrealized depreciation	(3,931,505)	(2,237,461)
Net unrealized depreciation on investments	$(1,531,195)	$(1,544,093)

4. Sector Risk

If a Fund has significant investments in the securities of issues in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of October 31, 2015, Eubel Brady & Suttman Income and Appreciation Fund had 25.2% of the value of its net assets invested in securities of companies in the Financials sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 10, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 10, 2015

*	Print the name and title of each signing officer under his or her signature.